Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of taxes payable
	December 31, 2021	December 31, 2020

Income tax payable	$6,654,091	$2,045,559
Value added tax payable	1,971,625	889,257
Business tax payable	139,137	43,704
Withholding taxes payable	2,720	112,113
Other taxes payable	84,325	42,405
Total taxes payable	$8,851,898	$3,133,038

Schedule of components of income tax provision (benefit)
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Current tax provision	$9,996,987	$1,525,824	$-
Deferred tax provision (benefit)	272,514	(584,760)	(55,731)
Total	$10,269,501	$941,064	$(55,731)

Schedule of deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	December 31, 2021	December 31, 2020
Deferred tax assets
Provision for doubtful accounts	$624,905	$368,165
Operating loss carryforwards	-	456,370
Total deferred tax assets	624,905	824,535
Less: valuation allowance	(624,905)	(368,165)
Net deferred tax assets	$-	$456,370

	December 31, 2021	December 31, 2020
Deferred tax liabilities
Intangible assets acquired from business combinations	$504,033	$676,015
Total deferred tax liabilities	$504,033	$676,015

Schedule of effective tax rate for the years
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(8.3)%	(23.8)%	(25.0)%
Effect of temporary differences	0.6%	1.2%	(4.7)%
Effect of non-deductible expenses	7.7%	10.1%	-
Effect of previous year net operating loss	-	(3.8)%	-
Effective tax rate for the continuing operation	25.0%	8.7%	(4.7)%